UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-21656

BlackRock Global Energy and Resources Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Global Energy and Resources Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Global Energy and Resources Trust (BGR)
(Percentage of Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—97.3%
		Common Stocks—97.3%
		Chemicals—1.2%
66,100		Potash Corp. of Saskatchewan	$10,313,583
		Coal—12.2%
507,200	[1]	Arch Coal, Inc.	15,073,984
612,200	[1]	Consol Energy, Inc.	21,078,046
486,800		Massey Energy Co.	11,532,292
355,185		Natural Resource Partners LP	21,591,696
466,600		Peabody Energy Corp.	19,051,278
40,000		Penn Virginia GP Holdings LP	847,200
688,000		Penn Virginia Resource Partner	18,066,880
		Total Coal	107,241,376
		Commercial Services—0.4%
658,400		Eveready Income Fund	3,272,978
		Electric—0.7%
80,300		Dominion Resources, Inc.	6,661,688
		Gas—3.4%
210,000	[1]	Atmos Energy Corp.	6,560,400
613,800		Keyera Facilities Income Fund	8,507,034
303,100		NiSource, Inc.	7,213,780
244,600		South Jersey Industries, Inc.	8,081,584
		Total Gas	30,362,798
		Iron & Steel—0.3%
50,000		Tenaris S.A. (ADR)	2,373,500
		Metal—0.5%
19,000		Vallourec, Inc.	4,956,811
		Mining—3.9%
234,300	[1]	BHP Billiton Ltd. (ADR)	9,603,957
55,000		Cameco Corp.	2,097,150
39,336		Goldcorp, Inc.	1,090,001
282,700		NovaGold Resources, Inc.	4,656,069
40,880		Rio Tinto Plc	2,206,588
7,300		Rio Tinto Plc (ADR)	1,578,333
208,700		Royal Gold, Inc.	6,722,227
24,300		Teck Cominco Ltd., Class B	1,791,526
349,800		Zinifex Ltd.	4,538,613
		Total Mining	34,284,464
		Oil & Gas—44.3%
82,400	[2]	Acergy S.A.	1,610,859
195,000	[2]	Acergy S.A. (ADR)	3,810,300
113,696	[1]	Anadarko Petroleum Corp.	4,974,200
364,000		ARC Energy Trust	7,120,394
60,000		Baker Hughes, Inc.	4,141,800
535,600		Baytex Energy Trust	9,148,165
730,273		BG Group Plc	9,648,146
112,100	[1]	BJ Services Co.	3,100,686
108,000		Bonavista Energy Trust	2,681,645
63,800	[2]	Cameron Intl. Corp.	3,349,500
144,800	[1]	Canadian Natural Resources Ltd.	7,242,896
321,900		Chesapeake Energy Corp.	9,531,459
309,800	[2]	Compton Petroleum Corp.	2,982,694
144,600		ConocoPhillips	9,602,886
86,231	[2]	Core Laboratories N.V.	7,105,434
44,800		Devon Energy Corp.	3,140,032
76,000	[1]	Diamond Offshore Drilling, Inc.	6,417,440
155,700		EnCana Corp.	7,478,271
124,400		Enerplus Resources Fund	5,456,771
124,800		ENSCO Intl., Inc.	6,348,576
349,300		EOG Resources, Inc.	24,147,109

BlackRock Global Energy and Resources Trust (BGR) (continued)
(Percentage of Net Assets)

Shares		Description	Value
		Oil & Gas—(cont'd)
33,600		Exxon Mobil Corp.	$2,489,760
215,417	[2]	Fairquest Energy Ltd.	512,549
92,000	[2]	FMC Technologies, Inc.	5,697,560
318,300		Focus Energy Trust	4,936,247
205,500	[2]	Forest Oil Corp.	6,559,560
116,100		GlobalSantaFe Corp.	6,734,961
166,500	[1,2]	Grant Prideco, Inc.	6,523,470
89,900	[2]	Helix Energy Solutions Group, Inc.	2,892,083
264,900		Helmerich & Payne, Inc.	7,107,267
181,900	[2]	Hercules Offshore, Inc.	4,809,436
111,700		Hess Corp.	6,030,683
124,400		Husky Energy, Inc.	7,977,964
93,100		Marathon Oil Corp.	8,410,654
150,000	[2]	Mariner Energy, Inc.	3,016,500
250,800	[2]	Nabors Industries Ltd.	7,594,224
153,058	[2]	National Oilwell Varco, Inc.	9,281,437
186,100	[2]	Newfield Exploration Co.	7,966,941
194,300		Noble Energy, Inc.	10,377,563
404,000		Norsk Hydro ASA	13,160,947
236,400		Penn West Energy Trust	7,157,488
80,600		Petroleo Brasileiro S.A. (ADR)	7,921,368
203,600		Precision Drilling Corp.	4,599,324
224,700		Progress Energy Trust	2,239,744
358,000		Saipem S.p.A.	8,836,311
199,800	[2]	Savanna Energy Services Corp.	3,108,717
231,200		SBM Offshore N.V.	8,172,377
91,600		Schlumberger Ltd.	5,815,684
50,000	[2]	Southwestern Energy Co.	1,923,000
142,300		Statoil ASA	3,822,947
353,400		Statoil ASA (ADR)	9,492,324
121,600		Suncor Energy, Inc.	9,040,960
230,200		Talisman Energy, Inc.	4,056,124
67,400		Total S.A. (ADR)	4,586,570
252,900	[2]	Transocean, Inc.	19,566,873
241,200		Trican Well Service Ltd.	3,982,424
399,900		Vermilion Energy Trust	10,755,298
265,424	[2]	Weatherford Intl. Ltd.	10,717,821
174,200		Zargon Energy Trust	3,780,649
		Total Oil & Gas	390,695,072
		Pipelines—24.2%
451,400		AltaGas Income Trust	9,873,416
362,447	[1]	Boardwalk Pipeline Partners LP	12,816,126
51,387		Crosstex Energy LP	1,993,816
420,000	[1]	Energy Transfer Partners LP	22,171,800
756,905		Enterprise Products Partners LP	22,381,681
262,200		Equitable Resources, Inc.	11,340,150
179,217	[2]	Kinder Morgan Management LLC	8,871,265
580,500		Magellan Midstream Partners LP	24,270,705
292,600		Oneok Partners LP	18,623,990
169,600		Oneok, Inc.	7,277,536
265,500		Pembina Pipeline Income Fund	3,627,838
407,575		Plains All American Pipeline LP	21,947,914
97,000		Questar Corp.	7,876,400
1,125,000		Spectra Energy Income Fund	9,846,618
204,400		TEPPCO Partners LP	8,482,600
176,200		Valero LP	10,388,752
272,900		Williams Partners LP	11,197,087
		Total Pipelines	212,987,694
		Transportation—6.2%
600		AP Moller-Maersk A/S	6,074,189
800,000		Aries Maritime Transport Ltd.	6,880,000
725,000		Double Hull Tankers, Inc.	10,904,000
175,000		Nordic American Tanker Shipping	6,200,250
396,400		Seaspan Corp.	9,973,424

BlackRock Global Energy and Resources Trust (BGR) (continued)
(Percentage of Net Assets)

Shares	Description	Value
	Transportation—(cont'd)
606,000	Ship Finance Intl. Ltd.	$14,380,380
	Total Transportation	54,412,243
	Total Common Stocks (cost $715,977,221)	857,562,207
	MONEY MARKET FUND—2.3%
20,278,757	Fidelity Institutional Money Market Prime Portfolio (cost $20,278,757)	20,278,757
Contracts
	OUTSTANDING CALL OPTIONS PURCHASED—0.0%
250	Consol Energy, Inc., strike price $40, expires 02/19/07	2,500
100	Diamond Offshore Drilling, Inc., strike price $80, expires 03/19/07	52,300
125	Nabors Industries Ltd., strike price $35, expires 03/19/07	1,875
250	Peabody Energy Corp., strike price $50, expires 02/19/07	1,250
250	Transocean, Inc., strike price $80, expires 02/19/07	30,000
100	Suncor Energy, Inc., strike price $80, expires 02/19/07	4,500
200	Suncor Energy, Inc., strike price $80, expires 03/19/07	32,000
	Total Outstanding Call Options Purchased (cost $400,706)	124,425
	Total investments before outstanding options written (cost $736,656,6843)	877,965,389
	OUTSTANDING OPTIONS WRITTEN—(0.4)%
	OUTSTANDING CALL OPTIONS WRITTEN—(0.4)%
(35,000)	Acergy S.A. (ADR), strike price $21, expires 03/16/07	(21,315)
(393)	Acergy S.A. (ADR), strike price $22.50, expires 02/19/07	(5,895)
(20,000)	Anadarko Petroleum Corp., strike price $46, expires 03/30/07	(22,140)
(200)	AP Moller-Maersk A/S, strike price 58 DKK, expires 03/27/07	(62,599)
(300)	Arch Coal, Inc., strike price $35, expires 04/23/07	(16,500)
(250)	Arch Coal, Inc., strike price $35, expires 07/23/07	(35,000)
(58,800)	Atmos Energy Corp., strike price $31.79, expires 03/30/07	(26,078)
(150)	Baker Hughes, Inc., strike price $80, expires 04/23/07	(11,250)
(150,000)	BG Group Plc, strike price 7.05 GBP, expires 02/21/07	(14,903)
(150)	BG Group Plc, strike price 7.50 GBP, expires 03/16/07	(11,788)
(250)	BHP Billiton Ltd. (ADR), strike price $45.50, expires 05/31/07	(29,203)
(100)	BHP Billiton Ltd. (ADR), strike price $47.50, expires 05/21/07	(5,500)
(10,000)	Cameco Corp., strike price $41, expires 03/16/07	(10,590)
(70)	Cameco Corp., strike price $45, expires 03/19/07	(2,730)
(100)	Cameco Corp., strike price $50, expires 06/18/07	(7,000)
(100)	Cameron Intl. Corp., strike price $60, expires 05/21/07	(14,000)
(200)	Canadian Natural Resources Ltd., strike price $55, expires 06/18/07	(49,000)
(20,000)	Canadian Natural Resources Ltd., strike price $55.05, expires 04/20/07	(18,700)
(20,000)	Canadian Natural Resources Ltd., strike price $55.50, expires 05/18/07	(30,800)
(250)	Chesapeake Energy Corp., strike price $32.50, expires 04/23/07	(15,000)
(100)	Chesapeake Energy Corp., strike price $35, expires 07/23/07	(6,000)
(110)	ConocoPhillips, strike price $70, expires 02/19/07	(3,300)
(100)	ConocoPhillips, strike price $70, expires 03/19/07	(7,500)
(100)	ConocoPhillips, strike price $75, expires 02/19/07	(500)
(25,000)	Consol Energy, Inc., strike price $38.50, expires 04/20/07	(24,450)
(250)	Consol Energy, Inc., strike price $40, expires 07/23/07	(36,250)
(25,000)	Consol Energy, Inc., strike price $41, expires 02/16/07	(1,389)
(250)	Core Laboratories N.V., strike price $85, expires 03/19/07	(82,500)
(100)	Devon Energy Corp., strike price $75, expires 04/23/07	(23,000)
(100)	Diamond Offshore Drilling, Inc., strike price $80, expires 02/19/07	(46,000)
(200)	Diamond Offshore Drilling, Inc., strike price $85, expires 03/19/07	(47,600)
(35,000)	Dominion Resources, Inc., strike price $82.50, expires 03/30/07	(65,240)
(250)	Dominion Resources, Inc., strike price $85, expires 04/23/07	(20,000)
(20,000)	Dominion Resources, Inc., strike price $86, expires 05/18/07	(25,860)
(100)	EnCana Corp., strike price $50, expires 03/19/07	(13,000)
(100)	EnCana Corp., strike price $50, expires 04/23/07	(20,500)
(25,000)	EnCana Corp., strike price $51, expires 04/05/07	(29,950)
(250)	ENSCO Intl., Inc., strike price $55, expires 03/19/07	(33,750)
(250)	ENSCO Intl., Inc., strike price $57.50, expires 02/28/07	(9,614)
(130)	EOG Resources, Inc., strike price $70, expires 03/19/07	(36,400)
(130)	EOG Resources, Inc., strike price $70, expires 04/23/07	(54,600)
(250)	EOG Resources, Inc., strike price $75, expires 04/23/07	(51,000)
(250)	EOG Resources, Inc., strike price $75, expires 07/23/07	(105,000)

BlackRock Global Energy and Resources Trust (BGR) (continued)
(Percentage of Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN—(cont'd)
(336)	Exxon Mobil Corp., strike price $75, expires 02/19/07	$(26,880)
(100)	FMC Technologies, Inc., strike price $65, expires 03/19/07	(18,000)
(100)	FMC Technologies, Inc., strike price $65, expires 04/23/07	(21,100)
(100)	FMC Technologies, Inc., strike price $70, expires 04/23/07	(12,500)
(250)	Forest Oil Corp., strike price $35, expires 05/21/07	(25,000)
(100)	Goldcorp, Inc., strike price $32.50, expires 04/23/07	(7,000)
(100)	Grant Prideco, Inc., strike price $50, expires 04/23/07	(3,500)
(100)	Helix Energy Solutions Group, Inc., strike price $35, expires 03/19/07	(6,000)
(15,000)	Helix Energy Solutions Group, Inc., strike price $35.50, expires 04/20/07	(15,975)
(40,000)	Helmerich & Payne, Inc., strike price $26, expires 03/16/07	(69,760)
(400)	Helmerich & Payne, Inc., strike price $27, expires 03/30/07	(56,931)
(200)	Hess Corp., strike price $55, expires 02/19/07	(24,000)
(100)	Hess Corp., strike price $55, expires 03/19/07	(20,000)
(100)	Hess Corp., strike price $55, expires 05/21/07	(37,000)
(150)	Husky Energy, Inc., strike price 80 CAD, expires 03/19/07	(10,197)
(100)	Husky Energy, Inc., strike price 82 CAD, expires 02/19/07	(467)
(100)	Marathon Oil Corp., strike price $105, expires 04/23/07	(9,000)
(125)	Marathon Oil Corp., strike price $98.75, expires 03/30/07	(17,592)
(250)	Mariner Energy, Inc., strike price $22.50, expires 05/21/07	(10,000)
(228)	Nabors Industries Ltd., strike price $40, expires 03/19/07	(1,140)
(20,000)	National Oilwell Varco, Inc., strike price $65.50, expires 04/19/07	(39,820)
(200)	National Oilwell Varco, Inc., strike price $70, expires 05/21/07	(33,000)
(150)	Newfield Exploration Co., strike price $45.25, expires 03/30/07	(22,285)
(100)	Newfield Exploration Co., strike price $50, expires 03/19/07	(3,000)
(100)	Newfield Exploration Co., strike price $50, expires 06/18/07	(13,500)
(250)	Newfield Exploration Co., strike price $52.50, expires 02/28/07	(714)
(150)	Noble Energy, Inc., strike price $55, expires 02/19/07	(11,700)
(100)	Noble Energy, Inc., strike price $55, expires 03/19/07	(16,000)
(300)	Noble Energy, Inc., strike price $55, expires 05/21/07	(85,500)
(250)	Nordic American Tanker Shipping, strike price $35, expires 03/19/07	(26,250)
(101,000)	Norsk Hydro ASA, strike price 204.10 NOK, expires 04/03/07	(161,043)
(500)	NovaGold Resources, Inc., strike price $17.50, expires 03/19/07	(32,500)
(500)	Oneok, Inc., strike price $42.50, expires 04/23/07	(92,500)
(500)	Peabody Energy Corp., strike price $45, expires 03/19/07	(40,000)
(230)	Peabody Energy Corp., strike price $50, expires 06/18/07	(26,450)
(25,000)	Peabody Energy Corp., strike price $51, expires 02/16/07	(816)
(300)	Petroleo Brasileiro S.A. (ADR), strike price $105, expires 04/23/07	(73,500)
(200)	Potash Corp. of Saskatchewan, strike price $120, expires 03/19/07	(750,000)
(200)	Questar Corp., strike price $85, expires 04/23/07	(47,000)
(250)	Royal Gold, Inc., strike price $35, expires 04/23/07	(40,000)
(250)	Royal Gold, Inc., strike price $37, expires 02/09/07	(879)
(180)	Saipem S.p.A., strike price 19.50 EUR, expires 03/16/07	(48,364)
(500)	SBM Offshore N.V., strike price 27 EUR, expires 02/16/07	(35,842)
(100)	Schlumberger Ltd., strike price $67.50, expires 03/19/07	(11,000)
(200)	Seaspan Corp., strike price $25, expires 05/21/07	(25,000)
(20,000)	Seaspan Corp., strike price $26, expires 03/30/07	(6,980)
(60,000)	Ship Finance Intl. Ltd., strike price $24, expires 02/15/07	(20,415)
(250)	Ship Finance Intl. Ltd., strike price $25, expires 05/21/07	(12,500)
(100)	Southwestern Energy Co., strike price $40, expires 03/19/07	(17,500)
(100)	Southwestern Energy Co., strike price $41, expires 04/05/07	(18,280)
(250)	Statoil ASA (ADR), strike price $28.50, expires 04/30/07	(21,611)
(250)	Statoil ASA (ADR), strike price $30, expires 04/23/07	(11,250)
(250)	Suncor Energy, Inc., strike price $85, expires 02/19/07	(1,250)
(200)	Suncor Energy, Inc., strike price $85, expires 03/19/07	(10,000)
(200)	Suncor Energy, Inc., strike price $90, expires 03/19/07	(3,000)
(200)	Talisman Energy, Inc., strike price $17.50, expires 03/19/07	(20,000)
(50,000)	Talisman Energy, Inc., strike price $18, expires 04/20/07	(51,000)
(100)	Teck Cominco Ltd., Class B, strike price 95 CAD, expires 05/21/07	(29,742)
(100)	Tenaris S.A. (ADR), strike price $45, expires 03/19/07	(39,000)
(100)	Tenaris S.A. (ADR), strike price $50, expires 03/19/07	(15,500)
(100)	Tenaris S.A. (ADR), strike price $55, expires 03/19/07	(3,500)
(200)	Total S.A. (ADR), strike price $70, expires 02/19/07	(8,000)
(100)	Total S.A. (ADR), strike price $75, expires 05/19/07	(9,000)
(25,000)	Transocean, Inc., strike price $81, expires 03/16/07	(54,915)

BlackRock Global Energy and Resources Trust (BGR) (continued)
(Percentage of Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN—(cont'd)
(500)	Transocean, Inc., strike price $85, expires 02/19/07	$(17,500)
(250)	Transocean, Inc., strike price $90, expires 02/19/07	(2,500)
(64)	Transocean, Inc., strike price $100, expires 05/21/07	(3,040)
(250)	Weatherford Intl. Ltd., strike price $43, expires 05/11/07	(45,607)
	Total Outstanding Call Options Written (premium received ($3,726,443))	(3,604,189)
	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(300)	Apache Corp., strike price $70, expires 02/19/07	(16,500)
(200)	BJ Services Co., strike price $26, expires 02/21/07	(5,491)
(100)	Diamond Offshore Drilling, Inc., strike price $70, expires 02/19/07	(2,500)
(75)	EOG Resources, Inc., strike price $65, expires 02/19/07	(3,375)
(350)	Exploration Co. of Delaware, Inc., strike price $12.50, expires 02/19/07	(28,000)
(350)	Exxon Mobil Corp., strike price $72.50, expires 02/19/07	(21,000)
(100)	GlobalSantaFe Corp, strike price $52.50, expires 02/19/07	(2,500)
(150)	Husky Energy, Inc., strike price 74 CAD, expires 02/19/07	(10,516)
(155)	Potash Corp. of Saskatchewan, strike price $130, expires 02/19/07	(1,550)
(150)	Schlumberger Ltd., strike price $60, expires 02/19/07	(4,500)
(100)	Suncor Energy, Inc., strike price $70, expires 03/19/07	(15,000)
(100)	Transocean, Inc., strike price $70, expires 03/19/07	(8,000)
	Total Outstanding Put Options Written (premium received ($233,367))	(118,932)
	Total outstanding options written (premium received ($3,959,810))	(3,723,121)
	Total investments net of outstanding options written—99.2%	$874,242,268
	Other assets in excess of liabilities—0.8%	6,859,060
	Net Assets—100.0%	$881,101,328

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Non-income producing security.
[3]	Cost for federal income tax purposes is $730,260,984. The net unrealized appreciation on a tax basis is $147,704,405, consisting of $167,618,245 gross unrealized appreciation and $19,913,840 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR	— American Depositary Receipt
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
NOK	— Norwegian Krone.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Global Energy and Resources Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007